Material Accounting Policies - Schedule of Consolidated Statements of Cash Flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
As Reported [Member]
Cash flows provided by (used in) in operating activities
Net loss	$ (21,885,410)	$ 4,329,342
Adjustments for:
Proceeds from sale of digital assets	1,388,123	15,528,972
Net change in cash related to operating activities	5,692,022	(3,410,899)
Cash flows provided by (used in) in investing activities
Acquisition of digital currencies
Proceeds from sale of digital assets
Net change in cash related to investing activities	(7,257,482)	(14,513,038)
Adjustments [Member]
Cash flows provided by (used in) in operating activities
Net loss
Adjustments for:
Proceeds from sale of digital assets	(19,264,980)	(12,084,280)
Net change in cash related to operating activities	(19,264,980)	(12,084,280)
Cash flows provided by (used in) in investing activities
Acquisition of digital currencies		(3,932,000)
Proceeds from sale of digital assets	19,264,980	16,016,280
Net change in cash related to investing activities	19,264,980	12,084,280
As Restated [Member]
Cash flows provided by (used in) in operating activities
Net loss	(21,885,410)	4,329,342
Adjustments for:
Proceeds from sale of digital assets	(17,876,857)	3,444,692
Net change in cash related to operating activities	(13,572,958)	(15,495,179)
Cash flows provided by (used in) in investing activities
Acquisition of digital currencies		(3,932,000)
Proceeds from sale of digital assets	19,264,980	16,016,280
Net change in cash related to investing activities	$ 12,007,498	$ (2,428,758)